Offerings	Dec. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	19,024,027
Proposed Maximum Offering Price per Unit | $ / shares	6.305
Maximum Aggregate Offering Price	$ 119,946,490.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,564.61
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Based on the average of the high and low prices reported on December 23, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying the Warrants
Amount Registered | shares	2,240,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 22,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,093.44
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).